RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
RESTRICTED CASH [Abstract]
Current and non-current restricted cash	$ 85,683	¥ 555,035	¥ 502,168